Note 20 - Asset Retirement Obligations ("ARO") - Asset Retirement Obligation Schedule (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Asset retirement obligation, balance	$ 3,836	$ 6,547
Accretion of asset retirement obligation	213	414
Addition (reversal) of fixed assets	874	(758)
Reversal of exploration assets	(143)	(2,821)
Foreign currency translation adjustment of subsidiary	(605)	454
Asset retirement obligation, balance	$ 4,175	$ 3,836